Data Integrity Summary
Run Date - 05/02/2023 2:00:31 PM

Field Label	# Loans with Discrepancy	Total Time Compared	% Variance
Amortization Type	10	93	10.75%
Appraisal Date	6	93	6.45%
Borrower	6	93	6.45%
DSCR	17	93	18.28%
Documentation Type	85	93	91.40%
Index Type	1	93	1.08%
Interest Only	9	93	9.68%
Interest Only Term	4	93	4.30%
LTC	75	93	80.65%
Lien Position	12	93	12.90%
Margin	1	93	1.08%
Min Purchase Price/As-Is Value	48	93	51.61%
Monthly Payment	83	93	89.25%
Note Date	86	93	92.47%
Occupancy	2	93	2.15%
Original Amortization Term	3	93	3.23%
Original CLTV	11	93	11.83%
Original LTV	1	93	1.08%
Original P&I	83	93	89.25%
PITI	3	93	3.23%
Prepay Penalty	85	93	91.40%
Product Type	3	93	3.23%
Property # of Units	1	93	1.08%
Property Street Address	1	93	1.08%
Property Type	11	93	11.83%
QM Status	10	93	10.75%
Qualifying Credit Score	3	93	3.23%
Repaired LTV	1	93	1.08%
Repaired Value	1	93	1.08%
Sales Price	1	93	1.08%
Self-Employment Flag	9	93	9.68%
Total Closing Costs	82	93	88.17%